UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
12/31/14 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (132.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (90.9%)

Government National Mortgage Association Adjustable Rate Mortgages 1 5/8s, July 20, 2026			$19,803	$20,301

Government National Mortgage Association Graduated Payment Mortgages
11 1/4s, December 15, 2015			2,602	2,715
9 1/4s, with due dates from April 15, 2016 to May 15, 2016			4,846	5,069

Government National Mortgage Association Pass-Through Certificates
8 1/2s, December 15, 2019			4,765	5,238
7 1/2s, October 20, 2030			74,679	89,132
5 1/2s, August 15, 2035			534	605
5s, TBA, January 1, 2045			52,000,000	56,832,344
4 1/2s, with due dates from March 20, 2041 to July 15, 2041			70,913,479	77,808,453
4 1/2s, May 20, 2044(FWC)			5,913,902	6,469,948
4 1/2s, TBA, January 1, 2045			238,000,000	260,107,954
4s, with due dates from September 15, 2039 to November 15, 2044			109,910,445	118,884,531
4s, TBA, January 1, 2045			216,000,000	231,541,870
3 1/2s, with due dates from November 20, 2042 to November 20, 2043			185,285,620	195,128,920
3 1/2s, September 15, 2042(FWC)			11,174,459	11,787,534
3 1/2s, TBA, January 1, 2045			61,000,000	64,054,764

				1,022,739,378
U.S. Government Agency Mortgage Obligations (41.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044			3,856,520	4,271,999
4s, with due dates from April 1, 2041 to October 1, 2043			9,616,377	10,356,285
3 1/2s, with due dates from April 1, 2042 to February 1, 2044			7,074,506	7,374,177
3s, March 1, 2043			4,328,482	4,384,787

Federal National Mortgage Association Pass-Through Certificates
6s, January 1, 2038			359,908	405,868
6s, TBA, January 1, 2045			11,000,000	12,467,813
5 1/2s, TBA, January 1, 2045			45,000,000	50,343,750
4 1/2s, with due dates from December 1, 2040 to February 1, 2044			20,734,660	22,568,609
4 1/2s, TBA, January 1, 2045			48,000,000	52,121,251
4s, with due dates from July 1, 2042 to June 1, 2044			41,172,253	44,284,575
4s, November 1, 2044(FWC)			18,063,619	19,435,325
4s, TBA, January 1, 2045			24,000,000	25,623,749
3 1/2s, with due dates from June 1, 2042 to July 1, 2043			2,630,775	2,749,705
3 1/2s, TBA, January 1, 2045			15,000,000	15,644,532
3s, February 1, 2043			8,058,785	8,171,168
3s, with due dates from October 1, 2042 to May 1, 2043(FWC)			11,090,887	11,272,480
3s, TBA, January 1, 2045			92,000,000	93,114,065
2 1/2s, March 1, 2043			84,873,088	83,175,626

				467,765,764

Total U.S. government and agency mortgage obligations (cost $1,480,188,596)				$1,490,505,142

MORTGAGE-BACKED SECURITIES (21.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (21.2%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.957s, 2032			$35,587	$51,971
IFB Ser. 3408, Class EK, 25.146s, 2037			368,666	582,616
IFB Ser. 2976, Class LC, 23.83s, 2035			2,399,511	3,743,407
IFB Ser. 2979, Class AS, 23.684s, 2034			126,540	157,876
IFB Ser. 3072, Class SM, 23.207s, 2035			1,031,063	1,569,014
IFB Ser. 3072, Class SB, 23.06s, 2035			615,731	933,572
IFB Ser. 3249, Class PS, 21.744s, 2036			393,409	584,142
IFB Ser. 3065, Class DC, 19.378s, 2035			3,352,113	4,849,703
IFB Ser. 2990, Class LB, 16.535s, 2034			2,754,961	3,633,959
IFB Ser. 4105, Class HS, IO, 6.439s, 2042			9,125,955	2,256,027
IFB Ser. 4136, Class ES, IO, 6.089s, 2042			8,761,790	1,617,865
Ser. 4175, Class S, IO, 5.939s, 2043			4,964,869	1,183,710
IFB Ser. 4240, Class SA, IO, 5.839s, 2043			7,085,006	1,616,444
IFB Ser. 326, Class S2, IO, 5.789s, 2044			17,439,459	4,279,012
IFB Ser. 315, Class S1, IO, 5.759s, 2043			6,962,876	1,741,261
Ser. 4122, Class TI, IO, 4 1/2s, 2042			9,206,360	1,792,478
Ser. 4024, Class PI, IO, 4 1/2s, 2041			7,940,684	1,496,192
Ser. 4018, Class DI, IO, 4 1/2s, 2041			5,167,998	837,371
Ser. 4329, Class MI, IO, 4 1/2s, 2026			15,566,399	1,975,532
Ser. 4116, Class MI, IO, 4s, 2042			19,758,838	3,703,858
Ser. 4019, Class JI, IO, 4s, 2041			10,863,846	1,705,624
Ser. 4165, Class AI, IO, 3 1/2s, 2043			6,148,192	1,019,739
Ser. 303, Class C19, IO, 3 1/2s, 2043			5,743,202	1,207,732
Ser. 4136, Class IQ, IO, 3 1/2s, 2042			11,200,333	1,684,709
Ser. 4199, Class CI, IO, 3 1/2s, 2037			10,443,817	1,461,090
FRB Ser. T-57, Class 2A1, 3.245s, 2043			28,502	27,932
Ser. 4150, Class DI, IO, 3s, 2043			11,138,630	1,823,951
Ser. 4141, Class PI, IO, 3s, 2042			11,072,185	1,403,289
Ser. 4158, Class TI, IO, 3s, 2042			18,570,983	2,373,557
Ser. 4165, Class TI, IO, 3s, 2042			22,160,043	2,880,806
Ser. 4171, Class NI, IO, 3s, 2042			12,917,102	1,570,203
Ser. 4183, Class MI, IO, 3s, 2042			9,267,188	1,177,860
Ser. 4201, Class JI, IO, 3s, 2041			12,662,233	1,605,829
Ser. 4057, Class IL, IO, 3s, 2027			20,814,571	2,445,920
Ser. 3939, Class EI, IO, 3s, 2026			16,180,812	1,543,750
FRB Ser. T-59, Class 2A1, 2.922s, 2043			15,344	14,922
Ser. T-56, Class A, IO, 0.524s, 2043			651,322	10,991
Ser. T-8, Class A9, IO, 0.464s, 2028			2,305,218	31,697
Ser. T-59, Class 1AX, IO, 0.272s, 2043			5,576,308	67,961
Ser. T-48, Class A2, IO, 0.212s, 2033			8,044,543	77,932
Ser. T-56, Class 2, IO, zero %, 2043(F)			689,286	27
Ser. 3369, Class BO, PO, zero %, 2037			11,007	9,929
Ser. 3391, PO, zero %, 2037			40,414	36,396
Ser. 3300, PO, zero %, 2037			135,218	119,034
Ser. 3314, PO, zero %, 2036			43,184	41,534
Ser. 3206, Class EO, PO, zero %, 2036			10,029	8,984
Ser. 3175, Class MO, PO, zero %, 2036			116,966	106,224
Ser. 3210, PO, zero %, 2036			10,855	10,210
FRB Ser. 3117, Class AF, zero %, 2036			15,658	13,017
FRB Ser. 3326, Class WF, zero %, 2035			35,240	27,938
FRB Ser. 3036, Class AS, zero %, 2035			6,126	6,094

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.883s, 2036			668,845	1,243,426
IFB Ser. 05-74, Class NK, 26.653s, 2035			1,821,976	2,890,000
IFB Ser. 06-8, Class HP, 23.945s, 2036			772,425	1,185,811
IFB Ser. 07-53, Class SP, 23.579s, 2037			892,510	1,378,169
IFB Ser. 08-24, Class SP, 22.662s, 2038			3,884,657	5,751,301
IFB Ser. 05-122, Class SE, 22.507s, 2035			728,526	1,076,772
IFB Ser. 05-75, Class GS, 19.742s, 2035			414,811	572,140
IFB Ser. 05-106, Class JC, 19.598s, 2035			1,116,590	1,664,099
IFB Ser. 05-83, Class QP, 16.953s, 2034			356,503	478,237
IFB Ser. 11-4, Class CS, 12.561s, 2040			2,438,886	2,962,125
Ser. 06-10, Class GC, 6s, 2034			2,343,424	2,378,575
IFB Ser. 13-59, Class SC, IO, 5.981s, 2043			9,405,913	2,057,535
IFB Ser. 12-153, Class SK, IO, 5.981s, 2043			4,167,557	992,629
IFB Ser. 12-111, Class JS, IO, 5.931s, 2040			6,409,672	1,220,157
IFB Ser. 13-101, Class AS, IO, 5.781s, 2043			10,660,446	2,713,510
IFB Ser. 13-103, Class SK, IO, 5.751s, 2043			4,049,985	1,011,476
IFB Ser. 13-136, Class SB, IO, 5.731s, 2044			11,204,390	2,562,220
IFB Ser. 13-102, Class SH, IO, 5.731s, 2043			10,985,961	2,689,583
Ser. 418, Class C24, IO, 4s, 2043			7,696,683	1,582,630
Ser. 409, Class C16, IO, 4s, 2040			10,706,992	2,024,313
Ser. 418, Class C15, IO, 3 1/2s, 2043			16,309,743	3,360,063
Ser. 12-124, Class JI, 3 1/2s, 2042			4,289,964	685,236
Ser. 13-22, Class PI, IO, 3 1/2s, 2042			8,387,607	1,502,522
FRB Ser. 03-W14, Class 2A, 3.463s, 2043			26,586	26,453
FRB Ser. 03-W3, Class 1A4, 3.391s, 2042			48,882	47,415
FRB Ser. 04-W7, Class A2, 3.359s, 2034			12,866	13,284
FRB Ser. 03-W11, Class A1, 3.291s, 2033			1,417	1,453
Ser. 13-55, Class IK, IO, 3s, 2043			9,162,313	1,196,781
Ser. 12-151, Class PI, IO, 3s, 2043			8,990,389	1,191,227
Ser. 13-8, Class NI, IO, 3s, 2042			10,642,144	1,380,195
Ser. 12-145, Class TI, IO, 3s, 2042			10,878,292	1,168,329
Ser. 13-35, Class IP, IO, 3s, 2042			7,088,649	778,090
Ser. 13-55, Class PI, IO, 3s, 2042			15,637,224	1,812,511
Ser. 13-53, Class JI, IO, 3s, 2041			11,271,836	1,390,268
Ser. 13-23, Class PI, IO, 3s, 2041			12,298,482	1,167,495
Ser. 13-30, Class IP, IO, 3s, 2041			15,185,572	1,478,164
Ser. 13-23, Class LI, IO, 3s, 2041			11,366,075	1,141,040
Ser. 14-28, Class AI, IO, 3s, 2040			10,952,110	1,486,236
FRB Ser. 04-W2, Class 4A, 2.761s, 2044			21,833	22,707
Ser. 98-W5, Class X, IO, 0.84s, 2028			4,256,570	210,168
Ser. 98-W2, Class X, IO, 0.567s, 2028			14,621,527	767,630
FRB Ser. 07-95, Class A3, 0.42s, 2036			13,676,000	13,060,580
Ser. 01-50, Class B1, IO, 0.416s, 2041			910,991	12,241
Ser. 01-79, Class BI, IO, 0.312s, 2045			2,300,622	22,647
Ser. 03-34, Class P1, PO, zero %, 2043			116,689	96,852
Ser. 08-53, Class DO, PO, zero %, 2038			266,031	238,989
Ser. 07-64, Class LO, PO, zero %, 2037			72,447	66,866
Ser. 07-44, Class CO, PO, zero %, 2037			180,115	162,397
Ser. 07-14, Class KO, PO, zero %, 2037			19,542	17,825
Ser. 06-125, Class OX, PO, zero %, 2037			4,513	4,125
Ser. 06-84, Class OT, PO, zero %, 2036			6,147	5,584
Ser. 06-46, Class OC, PO, zero %, 2036			9,923	8,892
Ser. 08-36, Class OV, PO, zero %, 2036			62,992	58,080
Ser. 1988-12, Class B, zero %, 2018			3,778	3,627

Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, 6.544s, 2036			9,809,950	1,537,612
IFB Ser. 11-56, Class MI, IO, 6.285s, 2041			7,410,099	1,547,747
IFB Ser. 10-20, Class SC, IO, 5.985s, 2040			5,476,527	942,565
IFB Ser. 11-128, Class TS, IO, 5.889s, 2041			5,411,735	944,348
IFB Ser. 12-34, Class SA, IO, 5.885s, 2042			8,321,179	1,837,566
IFB Ser. 11-70, Class SN, IO, 5.739s, 2041			3,260,000	592,407
Ser. 13-51, Class QI, IO, 5s, 2043			12,155,629	2,503,452
Ser. 13-3, Class IT, IO, 5s, 2043			6,153,910	1,317,418
Ser. 13-6, Class OI, IO, 5s, 2043			49,877,359	10,213,387
Ser. 13-16, Class IB, IO, 5s, 2040			7,673,726	599,877
Ser. 10-35, Class UI, IO, 5s, 2040			7,951,157	1,679,682
Ser. 10-9, Class UI, IO, 5s, 2040			26,841,526	5,699,167
Ser. 09-121, Class UI, IO, 5s, 2039			12,868,529	2,634,188
Ser. 10-58, Class VI, IO, 5s, 2038			321,758	5,755
Ser. 13-39, Class IJ, IO, 4 1/2s, 2043			70,745,502	13,943,170
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			4,316,545	863,784
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			7,507,230	1,476,297
Ser. 12-129, Class IO, IO, 4 1/2s, 2042			6,800,720	1,603,066
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			7,594,273	1,181,593
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			18,238,210	3,394,131
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			20,406,698	3,875,580
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			4,283,729	862,528
Ser. 09-121, Class CI, IO, 4 1/2s, 2039			15,933,500	3,937,008
Ser. 11-81, Class PI, IO, 4 1/2s, 2037			10,317,332	736,554
Ser. 10-116, Class IB, IO, 4 1/2s, 2036			267,915	13,262
Ser. 10-19, Class IH, IO, 4 1/2s, 2034			288,870	6,060
Ser. 14-2, Class IL, IO, 4s, 2044			4,163,597	780,466
Ser. 13-165, Class IL, IO, 4s, 2043			5,332,402	873,554
Ser. 12-56, Class IB, IO, 4s, 2042			15,780,620	3,065,338
Ser. 12-47, Class CI, IO, 4s, 2042			7,413,741	1,363,967
Ser. 14-4, Class IK, IO, 4s, 2039			10,014,705	1,494,494
Ser. 10-114, Class MI, IO, 4s, 2039			11,319,718	1,393,231
Ser. 14-182, Class BI, IO, 4s, 2039			14,605,875	2,811,631
Ser. 10-116, Class QI, IO, 4s, 2034			3,964,142	139,335
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			18,284,854	2,405,372
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			9,088,308	1,239,645
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			8,201,586	1,133,787
Ser. 12-136, Class IO, IO, 3 1/2s, 2042			12,738,696	2,756,909
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			6,618,734	979,109
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			12,007,105	1,742,231
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			6,486,032	712,971
Ser. 14-102, Class IG, IO, 3 1/2s, 2041			7,213,513	1,203,503
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			7,637,591	964,170
Ser. 14-147, Class MI, IO, 3 1/2s, 2039			20,470,239	2,210,172
Ser. 12-48, Class AI, IO, 3 1/2s, 2036			17,839,722	2,797,625
Ser. 14-160, Class IB, IO, 3s, 2040			26,438,287	3,103,855
Ser. 14-141, Class CI, IO, 3s, 2040			7,682,155	976,221
Ser. 14-174, Class AI, IO, 3s, 2029			11,567,874	1,397,594
Ser. 14-44, Class IC, IO, 3s, 2028			16,197,750	1,721,729
Ser. 10-151, Class KO, PO, zero %, 2037			1,569,465	1,411,467
Ser. 06-36, Class OD, PO, zero %, 2036			17,700	15,727
Ser. 06-64, PO, zero %, 2034			33,496	33,139

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.776s, 2027			1,111,840	8,339
Ser. 98-3, IO, zero %, 2027			610,469	8,966
Ser. 98-2, IO, zero %, 2027			534,184	3,839
Ser. 98-4, IO, zero %, 2026			840,545	20,685

				238,858,846

Total mortgage-backed securities (cost $228,392,978)				$238,858,846

PURCHASED SWAP OPTIONS OUTSTANDING (1.3%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.3925/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.3925		$105,736,700	$1,102,834

2.38/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.38		74,270,500	740,477

2.285/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.285		105,736,700	477,930

2.28/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.28		74,270,500	363,925

Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.43		105,736,700	1,372,462

2.33/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.33		105,736,700	676,715

Citibank, N.A.

2.426/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.426		153,188,500	1,920,984

2.528/3 month USD-LIBOR-BBA/Mar-25	Mar-15/2.528		52,868,350	1,129,268

2.322/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.322		153,188,500	874,706

2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20		74,270,500	650,610

2.2425/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.2425		153,304,000	525,833

(2.4775)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.4775		153,304,000	167,101

Credit Suisse International

2.25/3 month USD-LIBOR-BBA/May-25	May-15/2.25		123,804,000	1,272,705

2.40/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.40		102,378,000	1,140,491

2.30/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.30		102,378,000	572,293

(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60		118,381,800	111,279

Goldman Sachs International

2.23/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.23		153,304,000	469,110

(2.89)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.89		26,434,175	189,533

(2.47)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.47		153,304,000	182,432

(2.94)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.94		26,434,175	103,622

(3.04)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/3.04		26,434,175	44,409

Total purchased swap options outstanding (cost $12,276,743)				$14,088,719

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/$100.37		$74,000,000	$388,500

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.41		37,000,000	95,460

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.22		37,000,000	82,140

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/103.13		37,000,000	2,220

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/102.94		37,000,000	1,110

Total purchased options outstanding (cost $2,494,611)				$569,430

SHORT-TERM INVESTMENTS (26.9%)(a)
			Principal amount/shares	Value

Federal Farm Credit Banks Funding Corporation unsec. discount notes with an effective yield of 0.10%, April 8, 2015			$3,400,000	$3,399,211

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.07%, January 16, 2015			25,000,000	24,999,271

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.09%, February 11, 2015			15,000,000	14,998,463

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.09%, February 25, 2015			1,300,000	1,299,811

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.06%, February 4, 2015			4,000,000	3,999,754

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.06%, February 5, 2015			10,000,000	9,999,417

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.13%, June 3, 2015			5,000,000	4,997,890

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.14%, May 6, 2015			1,370,000	1,369,571

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.08%, April 27, 2015			26,000,000	25,992,772

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.08%, February 17, 2015			7,400,000	7,399,227

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.13%, June 8, 2015			10,000,000	9,995,640

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.12%, May 27, 2015			6,000,000	5,997,798

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.11%, April 16, 2015			10,260,000	10,257,425

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.07%, April 6, 2015			5,000,000	4,998,865

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.07%, April 8, 2015			4,000,000	3,999,072

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.08%, February 17, 2015			4,906,000	4,905,469

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.05%, February 18, 2015			7,000,000	6,999,533

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.08%, February 25, 2015			4,500,000	4,499,416

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.06%, February 26, 2015			5,000,000	4,999,533

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.04%, January 14, 2015			14,000,000	13,999,773

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.04%, January 20, 2015			5,000,000	4,999,881

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.06%, January 28, 2015			4,000,000	3,999,820

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.09%, March 4, 2015			8,720,000	8,719,555

Putnam Money Market Liquidity Fund 0.09%(AFF)		Shares	88,525,334	88,525,334

U.S. Treasury Bills with an effective yield of 0.03%, April 23, 2015(SEGSF)			$200,000	199,977

U.S. Treasury Bills with an effective yield of 0.02%, February 26, 2015(SEG)(SEGSF)(SEGCCS)			2,850,000	2,849,922

U.S. Treasury Bills with effective yields ranging from zero% to 0.02%, February 5, 2015(SEG)(SEGCCS)			5,769,000	5,768,929

U.S. Treasury Bills with effective yields ranging from zero% to 0.02%, January 15, 2015(SEG)(SEGSF)(SEGCCS)			9,286,000	9,285,944

U.S. Treasury Bills with an effective yield of 0.03%, January 2, 2015			622,000	622,000

U.S. Treasury Bills with an effective yield of zero%, January 22, 2015(SEGSF)(SEGCCS)			1,185,000	1,184,999

U.S. Treasury Bills with effective yields ranging from zero% to 0.01%, January 29, 2015(SEG)(SEGCCS)			4,950,000	4,949,986

U.S. Treasury Bills with effective yields ranging from 0.01% to 0.03%, January 8, 2015(SEGSF)(SEGCCS)			1,742,000	1,741,996

U.S. Treasury Bills with an effective yield of 0.09%, June 11, 2015(SEG)			101,000	100,971

Total short-term investments (cost $302,053,240)				$302,057,225

TOTAL INVESTMENTS

Total investments (cost $2,025,406,168)(b)				$2,046,079,362

FUTURES CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Short)	52	$7,517,250	Mar-15	$(166,411)
U.S. Treasury Bond Ultra 30 yr (Long)	33	5,451,188	Mar-15	246,922
U.S. Treasury Note 5 yr (Short)	326	38,771,078	Mar-15	47,279
U.S. Treasury Note 10 yr (Short)	10	$1,267,969	Mar-15	(9,707)

Total				$118,083

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/14 (premiums $11,678,423) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.48)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.48	$74,270,500	$1,264,827
(2.50)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.50	105,736,700	1,977,276
Barclays Bank PLC

(2.53)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.53	105,736,700	2,246,905
Citibank, N.A.

(2.28)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.28	52,868,350	63,442
2.36/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.36	76,652,000	283,612
(2.36)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.36	76,652,000	663,806
(2.53)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.53	52,868,350	1,145,128
(2.53)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.53	153,188,500	3,255,256
Credit Suisse International

(2.51)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.51	102,378,000	1,987,157
Goldman Sachs International

(2.49)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.49	26,434,175	131,907
2.84/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.84	26,434,175	224,426
2.35/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.35	76,652,000	309,674
(2.35)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.35	76,652,000	620,115
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	11,494,000	1,759,375

Total			$15,932,906

WRITTEN OPTIONS OUTSTANDING at 12/31/14 (premiums $2,300,938) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/$99.42	$74,000,000	$193,140
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.48	74,000,000	88,800
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.53	37,000,000	46,620
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.34	37,000,000	39,590
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.66	37,000,000	21,460
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.47	37,000,000	18,130
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/102.13	37,000,000	37
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/101.13	37,000,000	37
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/101.94	37,000,000	37
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/100.94	37,000,000	37

Total			$407,888

TBA SALE COMMITMENTS OUTSTANDING at 12/31/14 (proceeds receivable $309,566,836) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, January 1, 2045	$25,000,000	1/14/15	$27,146,485
Federal National Mortgage Association, 4s, January 1, 2045	23,000,000	1/14/15	24,556,093
Federal National Mortgage Association, 3 1/2s, January 1, 2045	8,000,000	1/14/15	8,343,750
Federal National Mortgage Association, 3s, January 1, 2045	11,000,000	1/14/15	11,133,203
Government National Mortgage Association, 4 1/2s, January 1, 2045	108,000,000	1/21/15	118,032,186
Government National Mortgage Association, 4s, January 1, 2045	102,000,000	1/21/15	109,339,216
Government National Mortgage Association, 3 1/2s, January 1, 2045	11,000,000	1/21/15	11,550,859

Total			$310,101,792

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$563,230,000	(E)	$2,377,417	3/18/17	1.25%	3 month USD-LIBOR-BBA	$266,994
	395,242,000	(E)	6,937,913	3/18/20	2.25%	3 month USD-LIBOR-BBA	(98,975)
	57,088,000	(E)	3,116,428	3/18/25	3.00%	3 month USD-LIBOR-BBA	(230,584)
	9,484,000	(E)	(1,538,158)	3/18/45	3 month USD-LIBOR-BBA	3.50%	36,300
	52,897,000		(214)	12/19/19	1.742%	3 month USD-LIBOR-BBA	48,447
	66,651,000		(537)	12/19/19	1.7285%	3 month USD-LIBOR-BBA	104,401
	52,897,000		(214)	12/19/19	1.734%	3 month USD-LIBOR-BBA	68,954

	Total		$10,892,635	$195,537
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$6,557,966	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(18,047)
1,335,796	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,676)
Barclays Bank PLC
1,451,223	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,985
2,347,814	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,728)
7,888,259	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(20,086)
7,240,488	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(847)
6,639,042	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,334
176,673	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(486)
13,114,245	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(36,089)
20,613,389	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(52,487)
17,302,714	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,083
160,888	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(358)
4,062,420	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	13,901
1,143,071	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	402
60,854,669	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	208,241
1,620,184	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	290
16,486,697	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,796
17,648,768	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(44,938)
21,853,141	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,682
6,734,385	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	23,044
170,614	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	102
89,370	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	35
89,370	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	35
832,208	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	293
214,648	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	85
201,261	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(595)
35,907	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	14
2,684,338	—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	1,067
7,449,053	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,967)
776,859	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(91)
49,454,389	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	9,666
4,213,078	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	11,570
14,505,347	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,099
208,619	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(24)
676,372	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(79)
490,418	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(57)
7,667,432	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,581)
5,121,913	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(2,028)
12,601,413	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(32,087)
5,854,842	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(10,628)
3,773,215	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	13,100
1,909,427	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,070)
954,713	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,035)
954,713	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,035)
1,916,020	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,077)
4,976,299	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,394)
1,916,020	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,077)
1,828,752	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	643
3,999,987	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,185)
2,909,355	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,738
3,825,447	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(4,146)
6,887,975	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	11,022
2,828,508	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,202)
3,952,459	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,064)
4,413,999	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	13,725
1,456,768	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	512
Citibank, N.A.
86,987	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	34
Credit Suisse International
809,541	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	285
3,944,964	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(5,690)
2,684,338	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(1,067)
89,370	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	35
2,634,441	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,427)
2,634,441	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	9,013
378,627	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	74
6,170,722	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	9,874
4,413,999	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(28,697)
Deutsche Bank AG
121,947	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(374)
201,261	—	1/12/40	(4.50%)1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	595
112,174	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(249)
442,189	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	1,007
3,944,964	—	1/12/36	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	5,690
Goldman Sachs International
4,662,468	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,786
3,596,783	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,149
11,009,269	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,973
4,036,700	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,412
5,826,329	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(14,215)
5,826,329	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(14,215)
6,143,436	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,643)
2,307,904	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,877)
4,272,594	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	1,691
64,926	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	26
2,050,120	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,279)
4,184,709	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	750
3,473,856	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,075
2,405,951	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,621)
4,694,522	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,805
8,416,285	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,430)
312,015	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(794)
832,068	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,119)
740,484	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,885)
1,034,183	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	618
536,194	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic MBX Index 4.00% 30 year Ginnie Mae II pools	(1,833)
4,750,182	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,838
6,697,275	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,340)
4,290,977	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,469)
8,053,802	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,443
6,066,319	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,694)
6,025,005	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	9,641
JPMorgan Chase Bank N.A.
6,066,319	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,694)
6,025,410	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	9,641

Total	$—	$(82,857)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through December 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,124,688,838.
(b)	The aggregate identified cost on a tax basis is $2,026,079,983, resulting in gross unrealized appreciation and depreciation of $37,660,877 and $17,661,498, respectively, or net unrealized appreciation of $19,999,379.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$156,832,736	$75,057,081	$143,364,483	$25,438	$88,525,334
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
At the close of the reporting period, the fund maintained liquid assets totaling $631,201,451 to cover certain derivatives contracts, delayed delivery securities and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $945,802 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,859,182 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,828,960 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$238,858,846	$—
Purchased options outstanding	—	569,430	—
Purchased swap options outstanding	—	14,088,719	—
U.S. government and agency mortgage obligations	—	1,490,505,142	—
Short-term investments	88,525,334	213,531,891	—

Totals by level	$88,525,334	$1,957,554,028	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$118,083	$—	$—
Written options outstanding	—	(407,888)	—
Written swap options outstanding	—	(15,932,906)	—
TBA sale commitments	—	(310,101,792)	—
Interest rate swap contracts	—	(10,697,098)	—
Total return swap contracts	—	(82,857)	—

Totals by level	$118,083	$(337,222,541)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$17,157,494	$29,502,011

Total	$17,157,494	$29,502,011

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$211,000,000
Purchased swap option contracts (contract amount)		$1,876,900,000
Written TBA commitment option contracts (contract amount)		$411,000,000
Written swap option contracts (contract amount)		$1,029,200,000
Futures contracts (number of contracts)		500
Centrally cleared interest rate swap contracts (notional)		$1,091,000,000
OTC total return swap contracts (notional)		$531,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$–	$–	$61,758	$–	$–	$–	$–	$–	$–	$61,758
	OTC Total return swap contracts*#	–	340,464	–	34	19,281	7,292	31,207	9,641	–	407,919
	Futures contracts§	–	–	–	–	–	–	–	–	–	–
	Purchased swap options#	2,685,166	2,049,177	–	5,268,502	3,096,768	–	989,106	–	–	14,088,719
	Purchased options#	–	–	–	–	–	–	–	569,430	–	569,430

	Total Assets	$2,685,166	$2,389,641	$61,758	$5,268,536	$3,116,049	$7,292	$1,020,313	$579,071	$–	$15,127,826

	Liabilities:
	Centrally cleared interest rate swap contracts§	–	–	354,162	–	–	–		–	–	354,162
	OTC Total return swap contracts*#	21,723	275,441	–	–	41,881	623	134,414	16,694	–	490,776
	Futures contracts§	–	–	–	–	–	–	–	–	56,406	56,406
	Written swap options#	3,242,103	2,246,905	–	5,411,244	1,987,157	–	1,286,122	1,759,375	–	15,932,906
	Written options#	–	–	–	–	–	–	–	407,888	–	407,888

	Total Liabilities	$3,263,826	$2,522,346	$354,162	$5,411,244	$2,029,038	$623	$1,420,536	$2,183,957	$56,406	$17,242,138

	Total Financial and Derivative Net Assets	$(578,660)	$(132,705)	$(292,404)	$(142,708)	$1,087,011	$6,669	$(400,223)	$(1,604,886)	$(56,406)	$(2,114,312)
	Total collateral received (pledged)##†	$(578,660)	$(132,705)	$–	$(110,000)	$945,802	$–	$(249,998)	$(1,580,000)	$–
	Net amount	$–	$–	$(292,404)	$(32,708)	$141,209	$6,669	$(150,225)	$(24,886)	$(56,406)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2015